Annual Total Returns (Vanguard Mid-Cap Growth Index Fund - Admiral Shares Participant:) (Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Growth Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Annual Total Return
2013	32.22%
2012	15.96%